Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2023	$ 30
2023	44
2024	42
2025	45
2026	50
2027	54
Thereafter	328
Total	563
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2023	12
2023	25
2024	26
2025	27
2026	28
2027	29
Thereafter	164
Total	299
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2023	17
2023	18
2024	15
2025	17
2026	21
2027	23
Thereafter	156
Total	250
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2023	1
2023	1
2024	1
2025	1
2026	1
2027	2
Thereafter	8
Total	$ 14